Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenues
Schedule of topic 606 on the Company's consolidated financial statements

	Balance at December 31, 2017	New Revenue Standard Adjustment	Balance at January 1, 2018

Assets
Prepaid and other current assets	$2,865	$555	$3,420
Other assets	1,116	(199)	917

Shareholders’ Equity
Accumulated Deficit	(69,597)	356	(69,241)

	Impact of changes in accounting policies Six months ended June 30, 2018
	As reported	Adj.	Balances without adoption of Topic 606

Service revenue	$13,637	$293	$13,930
Product revenue	26,986	(162)	26,824
Total revenues	40,623	131	40,754

Cost of revenues	19,336	-	19,336
Research and development expenses	2,359	-	2,359
Selling and marketing expenses	7,545	21	7,566
General and administrative expenses	5,548	-	5,548
Amortization of intangible assets	248	-	248
One time acquisition related costs	262	-	262
Financial expenses	666	-	666
Income tax expense	950	15	965
Others	15	-	15

Net income	3,694	95	3,789

Schedule of disaggregation of revenue

	Reportable segments results of operations for the six months ended June 30, 2018
	Cellocator segment	MRM segment	Elimination	Total
Revenue recognized:

At a point of time	$12,367	$5,634	$(4,364)	$13,637
Over a period of time	362	26,670	(46)	26,986
	12,729	32,304	(4,410)	40,623

	Reportable segments about geographical areas
	For the six months ended June 30, 2018	For the year ended December 31, 2017

Revenues
Israel	$19,293	$35,230
Latin America (mainly Mexico)	5,936	9,603
Brazil	6,876	14,248
Argentina	2,067	4,607
Europe	2,265	4,413
Other	4,186	10,054

	40,623	78,155

Schedule of receivables, contracts assets, and contract liabilities from contracts with customers
	Balance at June 30, 2018	Balance at December 31, 2018

Contract assets	$486	$398